Intangible Assets, Net	12 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of March 31,
	2024	2023
Software	$521,833	$517,871
Less: accumulated amortization	(483,650)	(429,552)
Intangible asset, net	$38,183	$88,319

Amortization expense was $75,637, $84,071 and $64,405 for the fiscal years ended March 31, 2024, 2023 and 2022, respectively.